Investments - Teekay LNG - BG International Limited Joint Venture - Additional Information (Detail) m³ in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2014 USD ($) vessel m³	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2015 USD ($)	Nov. 30, 2013 vessel
Net Investment Income [Line Items]
Number of vessels | vessel				5
Equity method investment, ownership interest		100.00%	17.62%
Newbuildings [Member]
Net Investment Income [Line Items]
Expected cost of project		$ 3,000.0
Teekay LNG [Member] | Newbuildings [Member] | Shipbuilding supervision and crew training services [Member]
Net Investment Income [Line Items]
Value of service obligation		$ 22.6	$ 29.7
Teekay LNG [Member] | BG Joint Venture [Member] | Newbuildings [Member]
Net Investment Income [Line Items]
Number of vessels | vessel		4
Teekay LNG [Member] | BG Joint Venture [Member] | Newbuildings [Member] | Shipbuilding supervision and crew training services [Member]
Net Investment Income [Line Items]
Number of vessels | vessel	4	4
Volume of vessels | m³	174
Expected cost of project	$ 1,000.0
Value of service obligation	33.3
Amounts due	20.3	$ 10.9	$ 16.5
Teekay LNG [Member] | BG Joint Venture [Member] | Newbuildings [Member] | Shipbuilding supervision and crew training services [Member] | Fair Value Asset (Liability) [Member]
Net Investment Income [Line Items]
Value of service obligation	36.9
Amounts due	$ 16.5
Teekay LNG [Member] | BG Joint Venture [Member] | Newbuildings [Member] | Shipbuilding supervision and crew training services [Member] | 30% Ownership [Member]
Net Investment Income [Line Items]
Equity method investment, ownership interest	30.00%
Teekay LNG [Member] | BG Joint Venture [Member] | Newbuildings [Member] | Shipbuilding supervision and crew training services [Member] | 20% Ownership [Member]
Net Investment Income [Line Items]
Number of vessels | vessel	2
Equity method investment, ownership interest	20.00%